FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise of warrants			0	0	0
Fair Value Adjustment of Warrants	$ (369,674)	$ (167,108)	$ (2,156,186)	$ (1,002,647)
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Stock price (in dollars per share)					$ 11.5
Public Warrants	$ 0		$ 0		$ 0
Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock, par value (in dollars per share)					$ 0.0001
Public and Junior Note Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Adjustment of Warrants					$ 1,766,513